Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Total allocated assets	€ 114,047	€ 115,066
Financial assets and other non-current assets	7,109	8,167
Receivables and other current assets	10,579	10,093
Current financial assets	2,209	2,154
Non-current financial liabilities	45,334	46,332
Payables and other non-current liabilities	1,890	1,687
Current financial liabilities	9,368	9,414
Payables and other-current liabilities	15,485	€ 15,095
Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Total allocated assets	371
Financial assets and other non-current assets	143
Receivables and other current assets	213
Current financial assets	15
Total allocated liabilities	9,985
Non-current financial liabilities	8,461
Payables and other non-current liabilities	530
Current financial liabilities	562
Payables and other-current liabilities	432
Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	(29)
Financial assets and other non-current assets	0
Receivables and other current assets	(34)
Current financial assets	5
Total allocated liabilities	84
Non-current financial liabilities	226
Payables and other non-current liabilities	(121)
Current financial liabilities	5
Payables and other-current liabilities	(26)
Designated as Hedging Instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0
Financial assets and other non-current assets	0
Receivables and other current assets	0
Current financial assets	0
Total allocated liabilities	2,445
Non-current financial liabilities	1,729
Payables and other non-current liabilities	530
Current financial liabilities	186
Payables and other-current liabilities	0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0
Financial assets and other non-current assets	0
Receivables and other current assets	0
Current financial assets	0
Total allocated liabilities	236
Non-current financial liabilities	357
Payables and other non-current liabilities	(121)
Current financial liabilities	0
Payables and other-current liabilities	0
Designated as Hedging Instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	371
Financial assets and other non-current assets	143
Receivables and other current assets	213
Current financial assets	15
Total allocated liabilities	1,111
Non-current financial liabilities	670
Payables and other non-current liabilities	0
Current financial liabilities	9
Payables and other-current liabilities	432
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	(29)
Financial assets and other non-current assets	0
Receivables and other current assets	(34)
Current financial assets	5
Total allocated liabilities	(11)
Non-current financial liabilities	15
Payables and other non-current liabilities	0
Current financial liabilities	0
Payables and other-current liabilities	(26)
Designated as Hedging Instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0
Financial assets and other non-current assets	0
Receivables and other current assets	0
Current financial assets	0
Total allocated liabilities	6,429
Non-current financial liabilities	6,062
Payables and other non-current liabilities	0
Current financial liabilities	367
Payables and other-current liabilities	0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0
Financial assets and other non-current assets	0
Receivables and other current assets	0
Current financial assets	0
Total allocated liabilities	(141)
Non-current financial liabilities	(146)
Payables and other non-current liabilities	0
Current financial liabilities	5
Payables and other-current liabilities	0
Hedged Items that have Ceased to be Adjusted for Gains and Losses | Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0
Financial assets and other non-current assets	0
Receivables and other current assets	0
Current financial assets	0
Total allocated liabilities	197
Non-current financial liabilities	199
Payables and other non-current liabilities	0
Current financial liabilities	1
Payables and other-current liabilities	€ (3)